Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
These combined financial statements were derived from the financial statements of SolarWinds Corporation, which issued its annual financial statements for the fiscal year ended December 31, 2020 on March 1, 2021. Accordingly, the Company has evaluated transactions for consideration as recognized subsequent events in these financial statements through the date of March 1, 2021.
Events Subsequent to the Original Issuance of the Combined Financial Statements (Unaudited)
We have evaluated subsequent events after the balance sheet date of March 31, 2021 through the date these financial statements were issued on May 26, 2021.
Subsequent Events
Credit Facilities
In connection with the Separation and Distribution, on July 19, 2021, certain subsidiaries of the Company entered into a credit agreement (the "Credit Agreement") with JPMorgan Chase, Bank, N.A. as administrative agent and collateral agent and the lenders from time to time party thereto. The Credit Agreement provides for $410.0 million of first lien secured credit facilities (the "Credit Facilities"), consisting of a $60.0 million revolving credit facility (the "Revolving Facility"), and a $350.0 million term loan facility (the "Term Loan"). On July 19, 2021, prior to the completion of the Distribution, the Company distributed approximately $16.5 million, representing the proceeds from the Term Loan, net of the repayment of related party debt due to SolarWinds Holdings, Inc., payment of intercompany trade payables, and fees and other transaction-related expenses, to SolarWinds. The Revolving Facility will primarily be available for general corporate purposes.
Private Placement
On July 11, 2021, the Company entered into a definitive agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) in connection with a private placement of N-able’s common stock (the “Private Placement”) in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). On July 19, 2021, prior to the completion of the Distribution, the Company closed the Private Placement of 20,623,282 shares of common stock at a purchase price of $10.91 per share. In consideration of the shares of common stock issued in the Private Placement, the Company received gross proceeds of approximately $225.0 million before deducting placement agent fees and other transaction-related expenses payable by the Company. On July 19, 2021, prior to the completion of the Distribution, the Company distributed approximately $216.0 million, representing the net proceeds from the Private Placement to SolarWinds.
Separation and Distribution
On July 19, 2021, SolarWinds completed the Separation through the Distribution of all the outstanding shares of our common stock it held to the stockholders of record of SolarWinds as of the close of business on the Record Date of July 12, 2021. As a result of the Distribution, we became an independent public company and our common stock is listed under the symbol "NABL" on the New York Stock Exchange. See Note 1, “Organization and Nature of Operations,” in the Notes to the interim Combined Financial Statements included in this prospectus for further details on the Separation and Distribution.